SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule Earnings Per Share (Details Narratrive)	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies - Schedule Earnings Per Share Details Narratrive
Potentialy Dilutive Shares	6,782,500	5,832,500